Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net (loss) / income	$ (69,604)	$ 1,626
Adjustments for non-cash items:
Depreciation and amortization	136,753	137,461
Unrealized foreign exchange gain	(9,146)	(3,872)
Deferred tax expense / (benefit)	8,294	(6,191)
Interest expense, net	10,160	(4,962)
Share-based compensation	18,916	22,325
Other expense / (income), net	488	(9,542)
Impairment expense on goodwill and other assets	1,295	676
Allowance for credit losses and other	17,333	19,205
(Gain) / loss on disposal of subsidiary and other assets, net	(450)	321
Non-cash lease expense	4,601	4,335
Movements in working capital:
Accounts receivable, net	(13,951)	(31,131)
Prepaid expenses and other current assets	(11,534)	(3,646)
Accounts payable and other liabilities	(1,073)	(10,909)
Income tax payable / receivable	(17)	(2,721)
Net cash flows provided by operating activities	92,065	112,975
Cash flows in investing activities
Purchase of property, plant & equipment	(7,144)	(8,227)
Purchase of merchant portfolios	(8,514)	0
Other intangible asset expenditures	(46,980)	(46,666)
Cash inflow on disposal of subsidiaries	1,948	0
Cash inflow from merchant reserves	2,920	6,510
Cash outflow from merchant reserves	(7,163)	0
Receipts under derivative financial instruments	2,511	4,949
Other investing activities	163	1,626
Net cash flows used in investing activities	(62,259)	(41,808)
Cash flows from financing activities
Repurchases of shares withheld for taxes	(9,614)	(5,320)
Proceeds from employee share purchase plan	648	0
Purchase of treasury shares	(29,998)	(25,000)
Settlement funds - merchants and customers, net	(159,254)	(195,156)
Repurchases of borrowings	0	(67,928)
Proceeds from loans and borrowings	61,323	129,291
Repayment of loans and borrowings	(30,387)	(73,412)
Proceeds under line of credit	426,000	450,000
Repayments under line of credit	(418,000)	(450,000)
Contingent consideration paid	(7,319)	(8,597)
Other financing activities	300	0
Net cash flows used in financing activities	(166,301)	(246,122)
Effect of foreign exchange rate changes	116,531	(31,663)
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(19,964)	(206,618)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,298,579	1,498,269
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,278,615	1,291,651
Supplemental cash flow disclosures:
Cash paid for interest	58,062	77,062
Cash paid for income taxes, net	18,087	21,418
Cash and cash equivalents	266,082	222,382
Customer accounts and other restricted cash	1,012,533	1,069,269
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,278,615	$ 1,291,651